Offerings	Jun. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	23,000,071
Proposed Maximum Offering Price per Unit	30.00
Maximum Aggregate Offering Price	$ 690,002,130.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 95,289.30
Offering Note	The amount registered assumes the exercise in full of the underwriters' option to purchase up to 3,000,009 additional shares of common stock and includes 1,833,395 shares of common stock issuable upon the exercise of the pre-funded warrants to purchase common stock. Represents the sum of the offering price of the pre-funded warrant sales price of $29.999 per pre-funded warrant and the exercise price of $0.001 per share issuable pursuant to the pre-funded warrants. The filing fee, calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of this prospectus supplement. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Registrant's Registration Statement on Form S-3 filed with the Securities and Exchange Commission on November 21, 2025 (File No. 333-291684).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Stock
Amount Registered | shares	1,833,395
Proposed Maximum Offering Price per Unit	30.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. The registration fee for the pre-funded warrants is being allocated to the shares of common stock issuable upon exercise of the pre-funded warrants.